Note 12 - Subordinated Debt (Details Textual) - Subordinated Debt [Member] $ in Millions	Dec. 27, 2018 USD ($)
Debt Instrument, Face Amount	$ 8
Debt Instrument, Interest Rate, Stated Percentage	6.50%